CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 559,272	¥ 3,893,538	¥ 6,004,231
Restricted cash and cash equivalents	703	4,892	0
Short-term deposits	2,408,987	16,770,885	7,326,996
Restricted short-term deposits	93,802	653,034	0
Short-term investments	807,577	5,622,189	979,053
Accounts receivable, net	109,457	762,018	198,428
Amounts due from related parties	2,480	17,262	193,559
Financing receivables, net	15,132	105,344	768,343
Prepayments and other current assets	139,447	970,807	1,019,019
Total current assets	4,136,857	28,799,969	16,489,629
Non-current assets
Long-term deposits	0	0	1,000,000
Deferred tax assets	18,334	127,635	70,834
Investments	339,410	2,362,907	4,591,524
Property and equipment, net	324,106	2,256,360	1,296,319
Land use rights, net	249,439	1,736,544	1,784,639
Intangible assets, net	456,759	3,179,863	74,685
Right-of-use assets, net	39,588	275,607	0
Goodwill	1,859,748	12,947,192	11,763
Financing receivables, net	18,584	129,380	224,793
Other non-current assets	56,598	394,026	223,859
Total non-current assets	3,362,566	23,409,514	9,278,416
Total assets	7,499,423	52,209,483	25,768,045
Current liabilities
Convertible bonds (including convertible bonds of the consolidated variable interest entities("VIEs") without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	0	0	6,863
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB112,167 and RMB90,764 as of December 31, 2018 and 2019, respectively)	17,891	124,551	114,589
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB950,816 and RMB1,225,819 as of December 31, 2018 and 2019, respectively)	192,954	1,343,308	951,616
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB101,690 and RMB150,091 as of December 31, 2018 and 2019, respectively)	21,559	150,091	101,690
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Company of RMB162,118 and RMB319,888 as of December 31, 2018 and 2019, respectively)	64,872	451,623	235,561
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs without recourse to the Company of RMB2,207,138 and RMB2,657,811 as of December 31, 2018 and 2019, respectively)	671,234	4,673,000	2,414,371
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB28,336 and RMB208,833 as of December 31, 2018 and 2019, respectively)	31,929	222,281	28,336
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of nil and RMB34,292 as of December 31, 2018 and 2019, respectively)	16,600	115,564	0
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the Company of nil and RMB270,565 as of December 31, 2018 and 2019, respectively)	80,037	557,203	0
Total current liabilities	1,097,076	7,637,621	3,853,026
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	719,436	5,008,600	0
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of nil and RMB31,105 as of December 31, 2018 and 2019, respectively)	23,382	162,779	0
Deferred revenue(including deferred revenue of the consolidated VIEs without recourse to the Company of RMB86,977 and RMB228,111 as of December 31, 2018 and 2019, respectively)	34,552	240,541	91,710
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of nil and RMB85,479 as of December 31, 2018 and 2019, respectively)	38,013	264,639	27,505
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of nil and RMB11,495 as of December 31, 2018 and 2019, respectively)	1,651	11,495	0
Total non-current liabilities	817,034	5,688,025	119,215
Total liabilities	1,914,110	13,325,646	3,972,241
Mezzanine equity	66,947	466,071	418,673
Shareholders' equity
Treasury Shares (US$0.00001 par value; nil and 8,682,900 shares held as of December 31, 2018 and December 31, 2019, respectively)	(24,142)	(168,072)
Additional paid-in capital	3,148,835	21,921,562	11,168,866
Statutory reserves	21,541	149,961	101,725
Retained earnings	1,475,498	10,272,122	6,913,469
Accumulated other comprehensive (loss) income	127,871	890,209	336,152
Total JOYY Inc.'s shareholders' equity	4,749,617	33,065,886	18,520,292
Non-controlling interests	768,749	5,351,880	2,856,839
Total shareholders' equity	5,518,366	38,417,766	21,377,131
Total liabilities, mezzanine equity and shareholders' equity	7,499,423	52,209,483	25,768,045
Class A common shares
Shareholders' equity
Common shares	11	80	59
Class B common shares
Shareholders' equity
Common shares	$ 3	¥ 24	¥ 21